Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cost of revenues	—	4,246	(724)	(105)
Sales and marketing expenses	—	17,817	6,772	985
Research and development expenses	—	32,104	13,435	1,954
General and administrative expenses	4,817	53,599	111,176	16,170
Total	4,817	107,766	130,659	19,004

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding immediately after the IPO	18,640,845	0.21	44,454	7.14
Granted during the year	—	—
Outstanding as of December 31, 2017	18,640,845	0.21	44,454	7.14
Granted during the year	1,940,654	0.24
Forfeited during the year	(1,122,550)	0.53
Exercise during the year	(759,518)	0.10
Outstanding as of December 31, 2018	18,699,431	0.20	38,480	6.42

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

For the Year Ended December 31, 2018
US$
Weighted average grant date fair value of option per share	2.46
Aggregate grant date fair value of options granted	4,776

Schedule of estimated fair value of binomial option-pricing model

For the Year Ended December 31, 2018
Risk-free interest rate per annum	2.40% ~ 3.05%
Expected term (in years)	10
Expected volatility	53% ~ 54%
Expected dividends yield	—

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2017	8,285,827	0.01	21,394	10.00
Granted during the year	8,014,091	0.01	—	—
Forfeited during the year	(411,325)	0.01	—	—
Outstanding as of December 31, 2018	15,888,593	0.01	35,644	9.27

Predecessor | 2012 Share Plan of RONG 360
Share-based compensation expenses
Schedule of activities of share options

The activities of share options granted under RONG360’s 2012 Share Plan for the year ended December 31, 2016 and for the period from December 31, 2016 to the IPO date are summarized as below (*):

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2016	14,084,659	0.13	16,380	8.11
Granted during the year	3,130,891	0.75
Forfeited during the year	(1,358,352)	0.27
Outstanding as of December 31, 2016	15,857,198	0.24	36,826	7.50
Granted during the year	5,370,319	0.52
Forfeited during the year	(747,031)	0.41
Outstanding immediately prior to the IPO	20,480,486	0.31	103,295	7.35

(*)         Option activities include all activities of share options of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

	For the Year
	Ended
	December 31,
	2016	2017
	US$	US$
Weighted average grant date fair value of option per share	1.25	3.03
Aggregate grant date fair value of options granted	2,425	9,013

Schedule of estimated fair value of binomial option-pricing model

	For the Year
	Ended
	December 31,
	2016	2017
Risk-free interest rate per annum	1.59% ~ 1.79%	2.31% ~ 2.40%
Expected term (in years)	10	10
Expected volatility	58% ~ 59%	55% ~ 57%
Expected dividends yield	—	—

Executive officers and director
Share-based compensation expenses
Schedule of activities of Restricted Shares

The activities of the Restricted Shares for the years ended December 31, 2016 and 2017, are summarized as below (*):

		Weighted-Average
		Grant-Date
	Number of	Fair Value
	shares	(in US$)
Unvested at January 1,2016	10,266,667	0.45
Vested	(4,083,333)	0.45
Unvested at December 31, 2016	6,183,334	0.45
Vested	(6,183,334)	0.45
Unvested at December 31, 2017	—

(*)          Activities of Restricted Shares include all activities of the Restricted Shares of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Executive Officers | 2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of Restricted Shares

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1,2017	—	—	—	—
Granted during the year	8,285,827	0.01
Forfeited during the year	—	—